As filed with the Securities and Exchange Commission on October 11, 2011
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 50	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 54	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street
14th Floor
Cincinnati, OH 45202

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[x] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 46 filed September 28, 2011 and incorporates Parts A, B and C from said amendment.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant the certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 11th  day of October 2011.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	October 11, 2011
Jack E. Brinson

*	Trustee	October 11, 2011
James H. Speed, Jr.

*	Trustee	October 11, 2011
J. Buckley Strandberg

*	Trustee	October 11, 2011
Michael G. Mosley

*	Trustee	October 11, 2011
Theo H. Pitt, Jr.

*	President, FMX Funds	October 11, 2011
D.J. Murphey

*	Treasurer, FMX Funds	October 11, 2011
Julie M. Koethe

*	President & Treasurer,	October 11, 2011
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President& Treasurer,	October 11, 2011
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	October 11, 2011
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	October 11, 2011
Craig L. Lukin

*	President& Treasurer,	October 11, 2011
Mark A. Grimaldi	The Sector Rotation Fund

/s/ T. Lee Hale, Jr.	Assistant Treasurer	October 11, 2011
T. Lee Hale, Jr.

* By: /s/ A. Vason Hamrick	Dated: October 11, 2011
A. Vason Hamrick, Secretary
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101-SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase